Basis of Presentation and Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	[1]	$ 1,139	$ 1,342
Total cash and cash equivalents and restricted cash and cash equivalents shown in the consolidated balance sheets	[2]	1,225	1,431	$ 2,666	$ 3,707
Short-term investments [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents		32	0
Long-term investments [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents		55	0
Other current assets [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents		0	14
Other noncurrent assets [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents		$ 0	$ 75

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.